Supplement Dated September 19, 2016
To The Prospectus Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/BlackRock Global Long Short Credit Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

[1]
"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").  The amount also includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.61%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/BlackRock Global Long Short Credit Fund, please add the following paragraph immediately following the footnotes to the Annual Fund Operating Expenses table:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on all the Fund's assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

[1]
"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").  The amount also includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.08%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/Nicholas Convertible Arbitrage Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

[1]
"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").  The amount also includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.34%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/Nicholas Convertible Arbitrage Fund, please add the following paragraph immediately following the footnotes to the Annual Fund Operating Expenses table:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.025% of management fees on the Fund's assets from $0 to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the prospectus section entitled "Additional Information About Each Fund" in the sub-section entitled "Principal Investment Strategies" for JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and JNAM Guidance – Real Assets Fund, please delete the table in its entirety and replace it with the following table:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL Series Trust	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PIMCO Real Return Fund
JNL/Capital Guardian Global Balanced Fund	JNL/PIMCO Total Return Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Total Return Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/Scout Unconstrained Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/WMC Money Market Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund	JNL Investors Series Trust
JNL/JPMorgan MidCap Growth Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	International Fixed-Income
JNL/Mellon Capital Small Cap Index Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL Series Trust
JNL/Oppenheimer Global Growth Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Mid Cap Value Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	International
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/WMC Balanced Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund	JNL Series Trust
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Total Yield Fund	JNL/Invesco China-India Fund
JNL/Invesco International Growth Fund
JNL Variable Fund LLC	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital European 30 Fund

Risk Management	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL Series Trust	JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/AB Dynamic Asset Allocation Fund
Tactical Management
Sector
JNL Series Trust
JNL Series Trust	JNL/BlackRock Global Allocation Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/FPA + DoubleLine® Flexible Allocation Fund

JNL Variable Fund LLC	Specialty
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Series Trust
JNL/Mellon Capital Financial Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Oil & Gas Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Technology Sector Fund
JNL Variable Fund LLC
Alternative Strategies	JNL/Mellon Capital Nasdaq® 100 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
Jackson Variable Series Trust
JNL/AQR Risk Parity Fund	Alternative Assets
JNL/BlackRock Global Long Short Credit Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Jackson Variable Series Trust
JNL/FAMCO Flex Core Covered Call Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Neuberger Berman Currency Fund	JNL/Van Eck International Gold Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund	JNL Series Trust
JNL/BlackRock Natural Resources Fund
JNL Series Trust	JNL/Brookfield Global Infrastructure and MLP Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Managed Futures Strategy Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Westchester Capital Event Drive Fund

In the prospectus section entitled "Management of the Trust," sub-section entitled "Advisory Fee," please delete the second paragraph in its entirety and replace it with the following:

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory Agreement and the aggregate annual fee each Fund paid to the Adviser for the fiscal year ended September 19, 2016. Each Fund's advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund's average daily net assets exceed specified amounts.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

In the prospectus section entitled "Management of the Trust," sub-section entitled "Management Fee," please delete the rows for JNL/BlackRock Global Long Short Credit Fund and JNL/Nicholas Convertible Arbitrage Fund in the entirety and replace them with the following rows:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of Each Fund)	Aggregate Annual fee paid to Adviser For The Fiscal Year Ended December 31, 2015 (Annual Rate Based on Average Net Assets of Each Fund)
JNL/BlackRock Global Long Short Credit Fund	$0 to $1 billion Over $1 billion	0.95% [3] 0.90% [3]	0.95%
JNL/Nicholas Convertible Arbitrage Fund	$0 to $1 billion Over $1 billion	0.85% [4] 0.80%	0.85%

In the prospectus section entitled "Management of the Trust," sub-section entitled "Advisory Fee," please add the following footnotes after the Advisory Fee table:

[3]	JNAM will voluntarily waive 0.05% of the management fee of the Fund for all assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
[4]
JNAM will voluntarily waive 0.025% of the management fee of the Fund for total net assets between $0 and $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the prospectus section entitled "Management of the Trust," sub-section entitled "Investment in Fund Shares," please delete the fourth paragraph in its entirety and replace it with the following paragraph:

The price of each Fund's shares is based its NAV. The NAV per share of each Fund is generally determined at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for regular trading.  However, calculation of a Fund's NAV may be suspended on days determined by the Board or in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

This Supplement is dated September 19, 2016.

Supplement Dated September 19, 2016
To The Statement of Additional Information
Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

On page 83, in the section entitled "VI. Trustees and Officers of the Trust," in the sub-section entitled "Committees of the Board of Trustees," please delete the first paragraph in its entirety and replace it with the following paragraph:

The Audit Committee assists the Board in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Audit Committee is responsible for providing the Board a recommendation for the Trust's independent auditor and the auditor's fee.  The Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally.  The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee," for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. As of July 1, 2013, Messrs. Agostine, Contillo, Taylor, Wehrle, and Wetzel are members of the Audit Committee.  Mr. Wehrle serves as Chair of the Audit Committee.  The Audit Committee had six meetings in the last fiscal year.

On pages 137-140, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," in the sub-section entitled "Sub-Advisory Fees," please delete the rows for JNL/BlackRock Global Long Short Credit Fund and JNL/Nicholas Convertible Arbitrage Fund in their entirety and replace with them following rows:

FUND	ASSETS	FEES
JNL/BlackRock Global Long Short Credit Fund [1]	$0 to $500 million Over $500 million	.55% .50%
JNL/Nicholas Convertible Arbitrage Fund	$0 to $100 million $100 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .45% .40%

On page 156, in the section entitled "X. Purchases, Redemptions and Pricing of Shares," please delete the third paragraph in its entirety and replace it with the following paragraph:

As stated in the Prospectus, the NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The NAV of a Fund's share may also not be determined on days designated by the Board or on days designated by the SEC.

This supplement is dated September 19, 2016.